Inventory (Tables)	6 Months Ended
Jun. 30, 2025
Inventory
Schedule of inventory

	December 31,	June 30,
	2024	2025
		(Unaudited)
Raw materials	2,273,991	2,362,350
Work in process	141,195	190,206
Finished Goods	4,291,167	5,363,773
Merchandise	626,772	692,816
Less: inventory provision	(245,902)	(365,808)
Total	7,087,223	8,243,337